SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 15:-	SEGMENT INFORMATION

Historically, the Company had two operating segments, which also represented its reportable segments. The Integrated Solutions Division (“Projects” segment) and Senstar Product division (“Products” segment). On June 30, 2021, the Projects segment was sold (see note 1b). Therefore, the results of the Company’s Projects segment were classified as discontinued operations in the Company’s consolidated statements of operations and thus excluded from both continuing operations and segment results for all periods presented. Accordingly, the Company now have one reportable segment with the change reflected in all periods presented.

Geographical information:

The following is a summary of revenues within geographic areas based on end customers’ location and long-lived assets:

1.          Revenues:

	Year ended December 31,
	2022	2021	2020

North America	$16,042	$15,902	$17,520
Europe	10,396	8,913	9,052
APAC	6,571	8,387	5,267
South and Latin America	1,334	1,296	1,322
Israel	1,195	317	-
Others	20	101	190

	$35,558	$34,916	$33,351

2.          Long-lived assets:

	December 31,
	2022	2021

Israel	$170	$289
Europe	1,268	1,413
USA	1,764	1,816
Canada	11,375	13,374
Others	69	80

	$14,646	$16,972

Long-lived assets include operating lease right-of-use assets, property and equipment, net, intangible assets, net and goodwill.